Exchange Act-Forms
                                    FORM 13F

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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/99
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Benchmark Capital Management Co., L.L.C.
________________________________________________________________________________

Address:  2490 Sand Hill Road, Menlo Park, CA 94025

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-______________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:  Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock _________________________________________________________
[Signature]

Menlo Park, CA _________________________________________________________________
[City, State]

February 7, 2000________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                     10
                                                --------------

Form 13F Information Table Value Total:             $3,906,465
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                              Value      Shares/ Sh/   Put/ Invstmt          -----------------------
      Name of Issuer           Title of class CUSIP         (x$1000)     PrnAmt  Prn   Call Dscretn Managers    Sole   Shared   None
-----------------------------  -------------- ---------     -------    --------- ---  --  -------  -------  --------   ------   ----
Broadbase Software, Inc.       Common         11130R100    387,533   3,444,742   SH       Sole              3,444,742      0     0
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
Broadcom Corp.                 Common         111320107     20,848      76,543   SH       Sole                 76,543      0     0
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
Cacheflow, Inc.                Common         126946102    621,731   4,757,388   SH       Sole              4,757,388      0     0
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
Ebay, Inc.                     Common         278642103  1,087,598   8,687,754   SH       Sole              8,687,754      0     0
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
Kana                           Common         483600102    883,986   4,312,125   SH       Sole              4,312,125      0     0
Communications, Inc.
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
NorthPoint                     Common         666610100    215,990   8,999,592   SH       Sole              8,999,592      0     0
Communications
Group, Inc.
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
Silicon Gaming, Inc.           Common         827054107        129   1,031,966   SH       Sole              1,031,966      0      0
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
Webvan.com                     Common         94845V103    602,613  36,521,976   SH       Sole              3,521,976      0      0
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
Wink                           Common         974168106     74,202   1,235,417   SH       Sole              1,235,417      0      0
Communications, Inc.
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --
Yahoo, Inc.                    Common         984332106     11,835      27,353   SH       Sole                 27,353      0     0
----------------------------   -------------  ---------  ---------   ---------   ---      -------          ----------   -----   --